Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock and Stock Plans (Tables) [Abstract]
Reserved, Issued and Authorized Common Stock

Number of shares
Dividend reinvestment and
common stock purchase plans	4,818,377
Director plans	1,215,481
Stock plans (1)	652,061,838
Convertible securities and warrants	104,944,767
Total shares reserved	763,040,463
Shares issued	5,481,811,474
Shares not reserved	2,755,148,063
Total shares authorized	9,000,000,000

  Includes employee options, restricted shares and restricted share rights, 401(k), profit sharing and compensation deferral plans.

Components of Stock Incentive Compensation Expense and Related Recognized Tax Benefit

	Year ended December 31,
(in millions)	2012	2011	2010
RSRs	$435	338	252
Performance shares	112	128	66
Stock options	13	63	118
Total stock incentive compensation
expense	$560	529	436
Related recognized tax benefit	$211	200	165

Summary of RSRs and Restricted Share Awards

		Weighted-
		average
		grant-date
	Number	fair value
Nonvested at January 1, 2012	39,280,129	$28.81
Granted	19,766,280	31.49
Vested	(2,620,424)	28.53
Canceled or forfeited	(1,138,648)	29.10
Nonvested at December 31, 2012	55,287,337	29.78

Summary of Performance Awards

		Weighted-
		average
		grant date
	Number	fair value
Nonvested at January 1, 2012	6,404,965	$29.68
Granted	3,889,916	31.44
Nonvested at December 31, 2012	10,294,881	30.35

Stock Option Activity and Related Information

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Number	price	term (in yrs.)	(in millions)
Incentive compensation plans
Options outstanding as of December 31, 2011	271,298,603	$38.14
Granted	1,828,758	31.82
Canceled or forfeited	(11,376,806)	73.59
Exercised	(58,824,163)	21.78
Options exercisable and outstanding as of December 31, 2012	202,926,392	40.84	3.7	$1,119

PartnerShares Plan
Options outstanding as of December 31, 2011	7,477,472	25.25
Canceled or forfeited	(606,614)	25.25
Exercised	(6,870,858)	25.25
Options outstanding as of December 31, 2012	-	-	-	-

Director awards
Options outstanding as of December 31, 2011	721,432	29.56
Granted	82,893	33.82
Canceled or forfeited	(19,232)	33.41
Exercised	(197,071)	25.45
Options exercisable and outstanding as of December 31, 2012	588,022	31.42	3.2	2

Summary of weighted-average per share fair value of options granted and the assumptions used

	Year ended December 31,
	2012	2011	2010
Per share fair value of options granted	$2.79	3.78	6.11
Expected volatility	29.2%	32.7	44.3
Expected dividends	$0.68	0.32	0.20
Expected term (in years)	0.7	1.0	1.3
Risk-free interest rate	0.1%	0.2	0.6

Employee Stock Ownership Plan

	Shares outstanding
	December 31,
(in millions, except shares)	2012	2011	2010
Allocated shares (common)	136,821,035	131,046,406	118,901,327
Unreleased shares (preferred)	910,934	858,759	618,382
Fair value of unreleased ESOP preferred shares	$911	859	618

	Dividends paid
	Year ended December 31,
	2012	2011	2010
Allocated shares (common)	$117	60	23
Unreleased shares (preferred)	115	95	76